Exploration and Evaluation Costs	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Exploration and Evaluation Costs
Exploration and Evaluation Costs

Exploration and Evaluation Assets
($ millions)	2017	2016
Beginning of year	1,066	1,091
Additions	224	95
Disposals	—	(6)
Transfers to oil and gas properties (note 9)	(377)	(18)
Expensed exploration expenditures previously capitalized	(6)	(86)
Exchange adjustments	(69)	(10)
End of year	838	1,066

The following exploration and evaluation expenses for the years ended December 31, 2017 and 2016 relate to activities associated with the exploration for and evaluation of crude oil and natural gas resources and were recorded in the Upstream Exploration and Production business.

Exploration and Evaluation Expense Summary
($ millions)	2017	2016
Seismic, geological and geophysical	113	78
Expensed drilling	22	66
Expensed land	11	44
	146	188